                 THIS FILING LISTS SECURITIES HOLDINGS REPORTED
                   ON THE FORM 13F FILED ON FEBRUARY 14, 2000
                            PURSUANT TO A REQUEST FOR
                      CONFIDENTIAL TREATMENT AND FOR WHICH
                                  THAT REQUEST
                             EXPIRED ON MAY 15, 2000

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 1999
                                              ------------------

Check here if Amendment [ X ]; Amendment Number:    1
                                                  -----
     This Amendment (Check only one.):      [ ] is a restatement.
                                            [X] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:        Chesapeake Partners Management Co., Inc.
Address:     1829 Reisterstown Road
             Suite 220
             Baltimore, Maryland  21208

Form 13F File Number:  28-4120
                       --------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:        Mark D. Lerner
Title:       Vice President
Phone:       (410) 602-0195

Signature, Place, and Date of Signing:

/s/ Mark D. Lerner      Baltimore, Maryland     May 15, 2000
--------------------    -------------------     ------------
     [Signature]           [City, State]           [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0
                                           -------------

Form 13F Information Table Entry Total:    20
                                           -------------

Form 13F Information Table Value Total:    $344,576
                                           -------------
                                            (thousands)

List of Other Included Managers:

Provide a numbered list of name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

None

                           FORM 13F INFORMATION TABLE

      COLUMN 1       COLUMN 2      COLUMN 3   COLUMN 4            COLUMN 5       COLUMN 6    COLUMN 7          COLUMN 8
      --------       --------      --------   --------   ---------------------  ---------    --------   --------------------------
                                                VALUE    SHRS OR    SH/    UT/  INVESTMENT    OTHER         VOTING AUTHORITY
   NAME OF ISSUER  TITLE OF CLASS     CUSIP    (x$1000)  PRN AMT    PRN    ALL  DISCRETION   MANAGERS   SOLE       SHARED     NONE
   --------------  --------------     -----    --------  -------    ---    ---  ----------   --------   ----       ------     ----


Aerial

Communications     Common          007655103   4,042        66,400     SH        SOLE                     SOLE
----------------------------------------------------------------------------------------------------------------------------------


Aironet Wireless   Common          00943A107   2,671        40,000     SH        SOLE                     SOLE
----------------------------------------------------------------------------------------------------------------------------------


Alza Corp.         Common          026615108  44,227     1,277,300     SH        SOLE                     SOLE
----------------------------------------------------------------------------------------------------------------------------------


Aviall, Inc.       Common          05366B102   2,223       271,500     SH        SOLE                     SOLE
----------------------------------------------------------------------------------------------------------------------------------


CBS, Inc.          Common          12490K107   8,683       135,800     SH        SOLE                     SOLE
----------------------------------------------------------------------------------------------------------------------------------


Clarify, Inc.      Common          180492100  38,250       301,700     SH        SOLE                     SOLE
----------------------------------------------------------------------------------------------------------------------------------


CMP Group, Inc.    Common          125887109  10,198       370,000     SH        SOLE                     SOLE
----------------------------------------------------------------------------------------------------------------------------------


DII Group, Inc.    Common          232949107   7,452       105,000     SH        SOLE                     SOLE
----------------------------------------------------------------------------------------------------------------------------------


Eastern Utilities  Common          277173100   3,513       115,900     SH        SOLE                     SOLE
----------------------------------------------------------------------------------------------------------------------------------


Esat Telecom       Common          26883Y102   7,073        77,300     SH        SOLE                     SOLE
----------------------------------------------------------------------------------------------------------------------------------


                           FORM 13F INFORMATION TABLE

      COLUMN 1       COLUMN 2      COLUMN 3   COLUMN 4            COLUMN 5       COLUMN 6    COLUMN 7          COLUMN 8
      --------       --------      --------   --------   ---------------------  ---------    --------   -----------------------
                                                VALUE    SHRS OR    SH/    UT/  INVESTMENT    OTHER         VOTING AUTHORITY
   NAME OF ISSUER  TITLE OF CLASS     CUSIP    (x$1000)  PRN AMT    PRN    ALL  DISCRETION   MANAGERS   SOLE    SHARED     NONE
   --------------  --------------     -----    --------  -------    ---    ---  ----------   --------   ----    ------     ----




Jones Intercable        Common     480206200      6,183    89,200     SH          SOLE                  SOLE
-------------------------------------------------------------------------------------------------------------------------------

Maker
Communications          Common     560875106        214     5,000     SH          SOLE                  SOLE
-------------------------------------------------------------------------------------------------------------------------------


Michael Foods           Common     594079105      1,539    62,500     SH          SOLE                  SOLE
-------------------------------------------------------------------------------------------------------------------------------


MidAmerican Energy      Common     595920109     15,210   451,500     SH          SOLE                  SOLE
-------------------------------------------------------------------------------------------------------------------------------


New England Electric    Common     644001109     14,443   279,100     SH          SOLE                  SOLE
-------------------------------------------------------------------------------------------------------------------------------


Omnipoint Corp.         Common     68212D102    106,222   880,600     SH          SOLE                  SOLE
-------------------------------------------------------------------------------------------------------------------------------


Players International   Common     727903106        700    85,200     SH          SOLE                  SOLE
-------------------------------------------------------------------------------------------------------------------------------


Reynolds Metals         Common     761763101     63,568   829,600     SH          SOLE                  SOLE
-------------------------------------------------------------------------------------------------------------------------------


Waste Management        Common     94106L109      5,859   340,900     SH          SOLE                  SOLE
-------------------------------------------------------------------------------------------------------------------------------


Wicor, Inc.             Common     929253102      2,306    79,000     SH          SOLE                  SOLE
-------------------------------------------------------------------------------------------------------------------------------
